OPERATING LEASE - Minimum lease payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
Total operating lease payments	345,514
Leases, Operating [Abstract]
Operating Leases, Rent Expense	¥ 201,800	¥ 137,200